Financial Instruments with Off-Balance Sheet Risk (Financial Instruments With Credit Risk) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Commitments [Line Items]
Commitments to extend credit	$ 84,069,000	$ 91,861,000
Letters of credit	325,000	$ 1,060,000
Commitments to Extend Credit [Member]
Other Commitments [Line Items]
Other Commitment, Due in Next Twelve Months	295,000
Other Commitment, Due in Second Year	$ 30,000